GOODWILL:	12 Months Ended
Dec. 31, 2011
GOODWILL:
GOODWILL:

8. GOODWILL:

Below are goodwill balances and activity by segment:

		Surface	Advanced	Corporate
($inmillions)	Lithium	Treatment	Ceramics	andother	Total
Balance, December31, 2009	$287.5	$369.1	$277.5	$5.1	$939.2
Foreign exchange	(19.8)	(23.1)	(18.9)	(0.3)	(62.1)
Balance, December31, 2010	267.7	346.0	258.6	4.8	877.1
Foreign exchange	(8.4)	(9.8)	(9.2)	(0.1)	(27.5)
Balance, December31, 2011	$259.3	$336.2	$249.4	$4.7	$849.6

The gross amount of goodwill as of December31, 2011, 2010 and 2009 was $1,567.1 million, $1,594.6 million and $1,656.7 million, respectively. The Company has accumulated impairment charges of $717.5 million as of December31, 2011, 2010 and 2009 which relates to the goodwill impairment charge recorded in the fourth quarter of 2008 in the Performance Additives and Titanium Dioxide Pigments segments.